General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2023
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses	General and administrative expenses
	Six months	Six months	For the year
	ended	ended	ended
	June 30,	June 30,	December 31,
	2023	2022	2022

Professional services	529	457	1,085
Share-based compensation	1,271	1,953	3,513
Salaries and social benefits	700	406	837
Insurance	266	645	1,174
Traveling abroad	98	56	165
Others	249	171	362

	3,113	3,688	7,136